Securities Available For Sale, Major Categories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 215,571	$ 164,329
Gross unrealized gains	10,211	11,036
Gross unrealized losses	(3,169)	(2,711)
Securities available for sale	222,613	172,654
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	212,642	160,071
Gross unrealized gains	9,660	10,015
Gross unrealized losses	(3,106)	(2,621)
Securities available for sale	219,196	167,465
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	6,920	1,570
Gross unrealized gains	59	49
Gross unrealized losses	(11)	(15)
Securities available for sale	6,968	1,604
US States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	32,307	18,923
Gross unrealized gains	1,169	568
Gross unrealized losses	(883)	(837)
Securities available for sale	32,593	18,654
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	127,105	109,862
Gross unrealized gains	6,987	7,152
Gross unrealized losses	(1,352)	(1,220)
Securities available for sale	132,740	115,794
Federal agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	92,279	78,578
Gross unrealized gains	4,485	3,555
Gross unrealized losses	(10)	(96)
Securities available for sale	96,754	82,037
Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	16,997	18,294
Gross unrealized gains	1,253	2,398
Gross unrealized losses	(414)	(489)
Securities available for sale	17,836	20,203
Commercial [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	17,829	12,990
Gross unrealized gains	1,249	1,199
Gross unrealized losses	(928)	(635)
Securities available for sale	18,150	13,554
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	17,921	9,015
Gross unrealized gains	769	1,301
Gross unrealized losses	(286)	(37)
Securities available for sale	18,404	10,279
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	8,650	4,638
Gross unrealized gains	298	369
Gross unrealized losses	(349)	(229)
Securities available for sale	8,599	4,778
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	19,739	16,063
Gross unrealized gains	378	576
Gross unrealized losses	(225)	(283)
Securities available for sale	19,892	16,356
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,929	4,258
Gross unrealized gains	551	1,021
Gross unrealized losses	(63)	(90)
Securities available for sale	3,417	5,189
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,396	3,671
Gross unrealized gains	185	250
Gross unrealized losses	(54)	(89)
Securities available for sale	2,527	3,832
Other equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	533	587
Gross unrealized gains	366	771
Gross unrealized losses	(9)	(1)
Securities available for sale	$ 890	$ 1,357